Non-operating income - Schedule of Other Income (Expense) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Convertible loans, derivatives, change in fair value income	$ 0	$ 15,855
Share of results with joint venture	(1,363)	(2,502)
Exchange differences (loss) gain	(52)	81
R&D tax credit	140	8
Non-operating (expense) income	(3)	13,442
Facility Agreement with Deerfield Partners, L.P.
Disclosure of attribution of expenses by nature to their function [line items]
Deerfield warrant obligation, change in fair value income	616	0
Senior Secured Term Loan Facility
Disclosure of attribution of expenses by nature to their function [line items]
Deerfield warrant obligation, change in fair value income	$ 656	$ 0